SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2009	Oct. 14, 2009 Cell Genesys
Basis of Presentation
Number of operating segments	1
Number of reporting segments	1
Common stock acquired (as a percent)				100.00%
Reclassifications
Changes related to accounts receivable		$ 64,645	$ 285,838
Cash and Cash Equivalents
FDIC-insured accounts, percentage of balance insured	100.00%	100.00%